Additional Information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Information
Additional Information

Related Parties   Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between GALIC and its parent, GAFRI, based on actual costs incurred. In 2017, 2016 and 2015, GALIC paid GAFRI $40 million, $32 million and $27 million, respectively, for such services.

Operating Leases   Total rental expense for leases of office space was $4 million in 2017, 2016 and 2015. GALIC leases space from AFG. GALIC has no contractual obligations for rent but expects to pay similar amounts in future periods to AFG.

Financial Instruments — Unfunded Commitments   On occasion, GALIC has entered into financial instrument transactions that may present off-balance-sheet risks of both a credit and market risk nature. These transactions include commitments to fund loans, loan guarantees and commitments to purchase and sell securities or loans. At December 31, 2017, GALIC had commitments to fund credit facilities and contribute capital to limited partnerships and limited liability corporations of approximately $231 million.

Benefit Plans   GALIC expensed approximately $2 million in both 2017 and 2016 and $1 million in 2015 related to the retirement and employee savings plans.